Acquisition of Hudson (Details) - USD ($)		12 Months Ended
	Sep. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2015
Assets and liabilities assumed:
Goodwill created by the acquisition		$ 8,394,000	$ 29,976,000		$ 8,394,000
Total Purchase Price
Additional liabilities assets recognized		2,003,000
Intangible assets
Definite, Accumulated Amortization		2,727,000
Total		12,375,000
Gross Amount		59,500,000
Net Amount		56,773,000	59,110,000		55,022,000
Amortization expense related to the intangible assets		$ 2,337,000	390,000	$ 0
Unaudited pro forma results
Net sales			93,261,000	83,007,000
Net (loss) income and comprehensive (loss) income			$ (23,145,000)	$ (12,040,000)
Designs
Intangible assets
Amortization period		6 years
Definite, Gross Amount		$ 12,400,000
Definite, Accumulated Amortization		2,411,000
Total		$ 9,989,000
Customer relationships
Intangible assets
Amortization period		10 years
Definite, Gross Amount		$ 2,700,000
Definite, Accumulated Amortization		316,000
Total		2,384,000
Promissory Tax Notes
Total Purchase Price
Convertible notes face value	$ 1,235,000
Buyer Notes
Total Purchase Price
Convertible notes face value	32,445,000
Management notes
Total Purchase Price
Convertible notes face value					$ 22,885,000
Fireman Note
Total Purchase Price
Convertible notes face value	9,560,000
Hudson Clothing Holdings, Inc.
Acquisition of Hudson
Amortization expense		$ 0
Assets and liabilities assumed:
Cash and cash equivalents	198,000
Accounts receivable	1,263,000
Due from factor	13,806,000
Inventories	22,230,000
Prepaid expenses and other assets	2,183,000
Property and equipment	726,000
Other assets	239,000
Accounts payable and accrued expenses	(9,566,000)
Other current liabilities	(3,132,000)
Due to factor	(7,411,000)
Deferred income taxes, net	(17,913,000)
Net assets acquired	62,123,000
Goodwill created by the acquisition	31,979,000
Total consideration transferred	94,102,000
Total Purchase Price
Cash	65,416,000
Promissory notes	1,235,000
Period of Measurement		1 year
Convertible notes	27,451,000
Total Purchase Price	94,102,000
Convertible notes face value	32,445,000
Hudson Clothing Holdings, Inc. | Promissory Tax Notes
Total Purchase Price
Convertible notes face value	1,235,000
Hudson Clothing Holdings, Inc. | Management notes
Total Purchase Price
Convertible notes face value	22,885,000
Hudson Clothing Holdings, Inc. | Fireman Note
Total Purchase Price
Convertible notes face value	9,560,000
Hudson Clothing Holdings, Inc. | Term Loans | Maximum
Total Purchase Price
Convertible notes face value	60,000,000
Hudson Clothing Holdings, Inc. | Trade names
Assets and liabilities assumed:
Intangible assets acquired	44,400,000
Hudson Clothing Holdings, Inc. | Designs
Assets and liabilities assumed:
Intangible assets acquired	12,400,000
Hudson Clothing Holdings, Inc. | Customer relationships
Assets and liabilities assumed:
Intangible assets acquired	$ 2,700,000